Organization and Significant Accounting Policies (Details Textual)	12 Months Ended		100 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Jun. 12, 2013 SPHSA Subsidiary [Member] ZAR
Accounting Policy Disclosure [Line Items]
Impairment of patent	$ 0	$ 0	$ 537,631
Finite-Lived Intangible Asset, Useful Life	12 years
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Business Combination Share Exchange rate				4,000
Shareholder loan agreement amount Business combination				27,459,245
Issuance Of Common Stock (Unaudited) (In Shares)				6,865
Stock Issued During Period Shares Previous Issue				3,000
Share exchange rate for each share held by shareholder				1,000